Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION [Abstract]
Segment operating information by segment
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2019
	Sohu	Changyou	Eliminations	Consolidated

Revenues	$218,442	$455,380	$(19)	$673,803
Segment cost of revenues (1)	(148,258)	(95,268)	21	(243,505)

Segment gross profit	70,184	360,112	2	430,298
SBC in cost of revenues (2)	(23)	(120)	1	(142)

Gross profit	70,161	359,992	3	430,156

Operating expenses:
Product development (1)	(113,761)	(119,726)	0	(233,487)
Sales and marketing (1)	(155,226)	(49,768)	2	(204,992)
General and administrative (1)	(31,330)	(22,074)	(17)	(53,421)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	(7,245)	0	0	(7,245)
SBC in operating expenses (2)	(1,023)	(1,185)	0	(2,208)

Total operating expenses	(308,585)	(192,753)	(15)	(501,353)

Operating profit/(loss)	(238,424)	167,239	(12)	(71,197)

Other income				7,963
Interest income				6,103
Interest expense				(14,370)
Exchange difference				1,430

Loss before income tax expense				(70,071)
Income tax benefit				(28,428)

Net loss from continuing operations				(98,499)
Net income from discontinued operations				55,108

Net loss				$(43,391)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $50.7 million and $16.4 million, respectively, for the year ended December 31, 2019.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2020
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$201,544	$548,346	$0	$749,890
Segment cost of revenues (1)	(122,362)	(94,362)	7	(216,717)

Segment gross profit	79,182	453,984	7	533,173
SBC in cost of revenues (2)	(177)	(543)	0	(720)

Gross profit	79,005	453,441	7	532,453

Operating expenses:
Product development (1)	(97,681)	(136,934)	0	(234,615)
Sales and marketing (1)	(106,057)	(53,272)	0	(159,329)
General and administrative (1)	(25,861)	(25,517)	0	(51,378)
SBC in operating expenses (2)	(1,759)	(12,001)	0	(13,760)

Total operating expenses	(231,358)	(227,724)	0	(459,082)

Operating profit/(loss)	(152,353)	225,717	7	73,371

Other income				25,993
Interest income				7,369
Interest expense				(6,234)
Exchange difference				(3,800)

Loss before income tax expense				96,699
Income tax expense				(133,226)

Net loss from continuing operations				(36,527)
Net income from discontinued operations				(91,793)

Net loss				$(128,320)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $26.4 million and $13.5 million, respectively, for the year ended December 31, 2020.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2021
	Sohu	Changyou	Eliminations	Consolidated

Revenues	$186,606	$648,970	$0	$835,576
Segment cost of revenues (1)	(113,881)	(90,517)	4	(204,394)

Segment gross profit	72,725	558,453	4	631,182
SBC in cost of revenues (2)	(1)	(276)	0	(277)

Gross profit	72,724	558,177	4	630,905

Operating expenses:
Product development (1)	(113,186)	(151,773)	0	(264,959)
Sales and marketing (1)	(126,126)	(56,396)	0	(182,522)
General and administrative (1)	(36,949)	(40,702)	0	(77,651)
SBC in operating expenses (2)	(804)	(7,497)	0	(8,301)

Total operating expenses	(277,065)	(256,368)	0	(533,433)

Operating profit/(loss)	(204,341)	301,809	4	97,472

Other income				29,416
Interest income				15,641
Interest expense				(7,500)
Exchange difference				(3,462)

Income before income tax expense				131,567
Income tax expense				(62,296)

Net loss from continuing operations				69,271
Net loss from discontinued operations				864,902

Net loss				$934,173

Note (1): Total
depreciation and amortization expenses of Sohu and Changyou were $23.4 million and $12.6 million, respectively, for the year ended December 31, 2021.
Note (2): “SBC” stands for share-based compensation expense.

Segment assets information by segment

	As of December 31, 2020
	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$56,977	$160,080	$0	$217,057
Accounts receivable, net	60,886	26,635	0	87,521
Fixed assets, net	174,700	162,976	(2)	337,674
Total assets (1)	$1,632,736	$2,478,705	$(2,701,488)	$1,409,953

Note (1): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.

	As of December 31, 202 1
	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$929,851	$69,098	$0	$998,949
Accounts receivable, net	48,108	34,442	0	82,550
Fixed assets, net	170,213	159,784	0	329,997
Total assets (1)	$2,294,537	$2,610,964	$(2,659,716)	$2,245,785
Note (1): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.